Stock-Based Compensation - Grand Date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2021
Stock-Based Compensation
Grant date fair value of options granted (in dollars per share)	$ 2.05
Intrinsic value of options exercised	$ 6.2
Grant date fair value of stock options vested	0.7	$ 0.4
Unrecognized stock-based compensation expense	$ 1.6
Unrecognized stock-based compensation expense recognition period	1 year 10 months 24 days